Note 5 - Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

Note 5 - Derivative Instruments

Derivative Instruments

Our risk management activities are monitored by our Risk Management Committee, which consists of members of senior management and is charged with reviewing and enforcing our risk management activities and policies. Our use of derivative instruments, including physical transactions, is limited to predefined risk tolerances associated with pre-existing or anticipated physical natural gas sales and purchases and system use and storage. We use the following types of derivative instruments and energy-related contracts to manage natural gas price, interest rate, weather, automobile fuel price and foreign currency risks:

●	forward, futures and options contracts;

●	financial swaps;

●	treasury locks;

●	weather derivative contracts;

●	storage and transportation capacity contracts; and

●	foreign currency forward contracts

Certain of our derivative instruments contain credit-risk-related or other contingent features that could require us to post collateral in the normal course of business when our financial instruments are in net liability positions. As of December 31, 2013 and 2012 for agreements with such features, derivative instruments with liability fair values totaled $80 million and $39 million, respectively, for which we had posted no collateral to our counterparties. The maximum collateral that could be required with these features is $9 million. For more information, see “Energy Marketing Receivables and Payables” in Note 2. In addition, our energy marketing receivables and payables, which also have credit-risk-related or other contingent features, are discussed in Note 2. Our derivative instrument activities are included within operating cash flows as an adjustment to net income of $66 million, $72 million and $(17) million for the periods ended December 31, 2013, 2012 and 2011, respectively.

On April 4, 2013 we entered into two ten-year, $50 million fixed-rate forward-starting interest rate swaps to partially hedge any potential interest rate volatility prior to our issuance of the senior notes in the second quarter of 2013. The average interest rate on these swaps was 1.98%. Including existing $200 million of ten-year, 1.78% fixed-rate forward-starting interest rate swap hedges, which were executed on December 6, 2012, we had fixed-rate swaps totaling $300 million in notional value at an average interest rate of 1.85%. We designated the forward-starting interest rate swaps as cash flow hedges of our second quarter 2013 senior note issuance. The interest rate swaps were settled on May 16, 2013, the senior note issuance date, at which time we received $6 million in proceeds. The $6 million will be amortized to reduce interest expense over the first 10 years of the 30-year senior notes.

In May 2011, we entered into interest rate swaps related to the $300 million of outstanding 6.4% senior notes due in July 2016 that effectively converted $250 million from a fixed rate to a variable rate obligation. On September 6, 2012 we settled this $250 million fixed-rate to floating-rate interest rate swap.

The fair values of our interest rate swaps were reflected as a long-term derivative asset of $3 million at December 31, 2012. For more information on our debt, see Note 8.

The following table summarizes the various ways in which we account for our derivative instruments and the impact on our consolidated financial statements:

Accounting Treatment	Recognition and Measurement
	Statements of Financial Position	Income Statement
Cash flow hedge	Derivative carried at fair value	Ineffective portion of the gain or loss on the derivative instrument is recognized in earnings
	Effective portion of the gain or loss on the derivative instrument is reported initially as a component of accumulated OCI (loss)	Effective portion of the gain or loss on the derivative instrument is reclassified out of accumulated OCI (loss) and into earnings when the hedged transaction affects earnings
Fair value hedge	Derivative carried at fair value Changes in fair value of the hedged item are recorded as adjustments to the carrying amount of the hedged item

Gains or losses on the derivative instrument and the hedged item are recognized in earnings. As a result, to the extent the hedge is effective, the gains or losses will offset and there is no impact on earnings. Any hedge ineffectiveness will impact earnings

Not designated as hedges	Derivative carried at fair value	Realized and unrealized gains or losses on the derivative instrument are recognized in earnings
	Distribution operations’ gains and losses on derivative instruments are deferred as regulatory assets or liabilities until included in cost of goods sold	Gains or losses on these derivative instruments are ultimately included in billings to customers and are recognized in cost of goods sold in the same period as the related revenues

Quantitative Disclosures Related to Derivative Instruments

As of the dates presented, our derivative instruments were comprised of both long and short natural gas positions. A long position is a contract to purchase natural gas, and a short position is a contract to sell natural gas. We had a net long natural gas contracts position outstanding in the following quantities:

	December 31,
	2013	(2)	2012
In Bcf (1)
Hedge designation
Cash flow hedges	6		6
Not designated as hedges	183		96
Total hedges	189		102
Hedge position
Short position	(2,622)		(1,955)
Long position	2,811		2,057
Net long position	189		102

(1)	Volumes related to Nicor Gas exclude variable-priced contracts, which are accounted for as derivatives, but whose fair values are not directly impacted by changes in commodity prices.

(2)	Approximately 97% of these contracts have durations of two years or less and the remaining 3% expire between two and six years.

Derivative Instruments in ourConsolidated Statements of Financial Position

In accordance with regulatory requirements, gains and losses on derivative instruments used at Nicor Gas and Elizabethtown Gas in our distribution operations segment to hedge natural gas purchases for customer use are reflected in accrued natural gas costs within our Consolidated Statements of Financial Position until billed to customers. The following amounts represent the net realized gains (losses) related to these natural gas cost hedges for the years ended December 31.

In millions	2013	2012
Nicor Gas	$4	$(35)
Elizabethtown Gas	$(6)	$(28)

The following table presents the fair values and Consolidated Statements of Financial Position classifications of our derivative instruments:

		December 31, 2013		December 31, 2012
In millions	Classification	Assets	Liabilities	Assets	Liabilities
Designated as cash flow hedges and fair value hedges
Natural gas contracts	Current	$3	$(1)	$1	$(2)
Interest rate swap agreements	Current	-	-	3	-
Total		3	(1)	4	(2)

Not designated as cash flow hedges
Natural gas contracts	Current	691	(761)	394	(355)
Natural gas contracts	Long-term	206	(220)	45	(50)
Total		897	(981)	439	(405)
Gross amount of recognized assets and liabilities (1)		900	(982)	443	(407)
Gross amounts offset in our Consolidated Statements of Financial Position(2)		(781)	902	(299)	368
Net amounts of assets and liabilities presented in ourConsolidated Statements of Financial Position (3)		$119	$(80)	$144	$(39)

(1)	The gross amounts of recognized assets and liabilities are netted within our Consolidated Statements of Financial Position to the extent that we have netting arrangements with the counterparties.

(2)

As required by the authoritative guidance related to derivatives and hedging, the gross amounts of recognized assets and liabilities above do not include cash collateral held on deposit in broker margin accounts of $121 million as of December 31, 2013 and $69 million as of December 31, 2012. Cash collateral is included in the “Gross amounts offset in our Consolidated Statements of Financial Position” line of this table.

(3)	At December 31, 2013 and 2012 we held letters of credit from counterparties that would offset, under master netting arrangements, an insignificant portion of these assets.

Derivative Instruments on the Consolidated Statements of Income

The following table presents the impacts of our derivative instruments in our Consolidated Statements of Income for the years ended December 31, 2013, 2012 and 2011.

In millions	2013	2012	2011

Designated as cash flow hedges
Natural gas contracts - loss reclassified from OCI to cost of goods sold	$(1)	$(5)	$(6)
Interest rate swaps – gain (loss) reclassified from OCI to interest expense	(3)	(4)	2
Income tax benefit	1	3	1
Net of tax	(3)	(6)	(3)

Not designated as hedges
Natural gas contracts - net fair value adjustments recorded in operating revenues (1)	(90)	34	40
Natural gas contracts - net fair value adjustments recorded in cost of goods sold (2)	2	(4)	(4)
Income tax benefit (expense)	34	(11)	(14)
Net of tax	(54)	19	22
Total (losses) gains on derivative instruments, net of tax	$(57)	$13	$19

(1)	Associated with the fair value of existing derivative instruments at December 31, 2013, 2012 and 2011.

(2)

Excludes losses recorded in cost of goods sold associated with weather derivatives of $5 million for the year ended December 31, 2013, $14 million for the year ended December 31, 2012 and $9 million for the year ended December 31, 2011.

Any amounts recognized in operating income, related to ineffectiveness or due to a forecasted transaction that is no longer expected to occur, were immaterial for the years ended December 31, 2013, 2012 and 2011.

Our expected gains to be reclassified from OCI into cost of goods sold, operation and maintenance expense, interest expense and operating revenues and recognized in our Consolidated Statements of Income over the next 12 months is $2 million. These deferred gains are related to natural gas derivative contracts associated with retail operations’ and with Nicor Gas’ system use. The expected gains are based upon the fair values of these financial instruments at December 31, 2013.